Award Timing Disclosure $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 27, 2025	May 15, 2025 USD ($) shares $ / shares	Feb. 24, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in February of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined approximately two years in advance, the proximity of any awards to other significant corporate events is coincidental. In addition, the Compensation Committee may make grants at any time during the year which it deems appropriate, including with respect to new hires, promotions or role transitions. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.

The Compensation Committee has established a pool of shares from which the Chief Executive Officer is authorized to make discretionary equity awards to any employee of the Company, other than “covered employees,” officers, directors of other persons subject to Section 16 of the Exchange Act. The Company's practice is to make such awards on a quarterly basis approximately two weeks following the Company's quarterly earnings announcement.

During 2025, the annual stock option grant was made to our NEOs during the period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC. With regard to Mr. Baksht's sign-on equity award, the Compensation Committee approved the award on April 14, 2025 with a May 15, 2025 grant date. Information about these awards and the percentage change in market price following these grants is set forth below:

Name	Grant Date (1)	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Nicholas I. Fink	2/24/2025	97,791	$64.80	$2,124,998	1.6049%
Jonathan Baksht	5/15/2025	27,579	$54.66	$500,007	(3.1538%)
John D. Lee	2/24/2025	12,655	$64.80	$274,993	1.6049%
Hiranda S. Donoghue	2/24/2025	12,368	$64.80	$268,757	1.6049%
Kristin E. Papesh	2/24/2025	10,354	$64.80	$224,992	1.6049%
David V. Barry	2/24/2025	24,160	$64.80	$524,997	1.6049%

(1) The Company’s Annual Report on Form 10-K for the period ended December 28, 2024 was filed on February 25, 2025, with the Company’s press release announcing the Company’s financial results for the same period released on February 6, 2025. In addition, the Company filed a Current Report on Form 8-K on May 14, 2025 announcing the appointment of Mr. Foley to the Board.

Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date (1)	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Nicholas I. Fink	2/24/2025	97,791	$64.80	$2,124,998	1.6049%
Jonathan Baksht	5/15/2025	27,579	$54.66	$500,007	(3.1538%)
John D. Lee	2/24/2025	12,655	$64.80	$274,993	1.6049%
Hiranda S. Donoghue	2/24/2025	12,368	$64.80	$268,757	1.6049%
Kristin E. Papesh	2/24/2025	10,354	$64.80	$224,992	1.6049%
David V. Barry	2/24/2025	24,160	$64.80	$524,997	1.6049%

(1) The Company’s Annual Report on Form 10-K for the period ended December 28, 2024 was filed on February 25, 2025, with the Company’s press release announcing the Company’s financial results for the same period released on February 6, 2025. In addition, the Company filed a Current Report on Form 8-K on May 14, 2025 announcing the appointment of Mr. Foley to the Board.

Nicholas I. Fink [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Nicholas I. Fink
Underlying Securities | shares			97,791
Exercise Price | $ / shares			$ 64.8
Fair Value as of Grant Date | $			$ 2,124,998
Underlying Security Market Price Change			1.6049
Jonathan Baksht [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Jonathan Baksht
Underlying Securities | shares		27,579
Exercise Price | $ / shares		$ 54.66
Fair Value as of Grant Date | $		$ 500,007
Underlying Security Market Price Change		(3.1538)
John D. Lee [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			John D. Lee
Underlying Securities | shares			12,655
Exercise Price | $ / shares			$ 64.8
Fair Value as of Grant Date | $			$ 274,993
Underlying Security Market Price Change			1.6049
Hiranda S. Donoghue [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Hiranda S. Donoghue
Underlying Securities | shares			12,368
Exercise Price | $ / shares			$ 64.8
Fair Value as of Grant Date | $			$ 268,757
Underlying Security Market Price Change			1.6049
Kristin E. Papesh [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Kristin E. Papesh
Underlying Securities | shares			10,354
Exercise Price | $ / shares			$ 64.8
Fair Value as of Grant Date | $			$ 224,992
Underlying Security Market Price Change			1.6049
David V. Barry [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			David V. Barry
Underlying Securities | shares			24,160
Exercise Price | $ / shares			$ 64.8
Fair Value as of Grant Date | $			$ 524,997
Underlying Security Market Price Change			1.6049